Financial Risk Management - Additional Information (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate value of financial assets at fair value through profit or loss	$ 15,408	$ 18,733	$ 31,987
Provision for doubtful trade receivables	6,580
Provision for other doubtful receivables	874
Guarantees granted by third parties	42,026	24,377	10,789
Executed guarantees received			$ 2
Credit risk other financial assets national government and direct agencies accounts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of maximum exposure to credit risk	29.00%
Maximum exposure to credit risk	$ 48,167
Interest rate risk [member] | U.S. Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial loans denominated in foreign currency	92.00%
Financial loans denominated in foreign currency, value	$ 484,631
Interest rate risk [member] | LIBOR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans accrued	$ 55,596
Interest rate risk [member] | LIBOR [member] | Bottom of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	1.50%
Interest rate risk [member] | LIBOR [member] | Top of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	6.25%
Interest rate risk [member] | BADLAR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans accrued	$ 30,896
Interest rate risk [member] | BADLAR [member] | Bottom of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	0.00%
Interest rate risk [member] | BADLAR [member] | Top of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	10.00%
Other price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate value of financial assets at fair value through profit or loss	$ 15,408
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount available for liquidity	66,100
Cash	6,983
Other liquid financial assets	$ 59,117